Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2023
Entity Registrant Name	MFS® SERIES TRUST IX
Entity Central Index Key	0000063075
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 25, 2023
Document Effective Date	Aug. 28, 2023
Prospectus Date	Aug. 28, 2023
MFS Corporate Bond Fund | A
Prospectus:
Trading Symbol	MFBFX
MFS Corporate Bond Fund | R4
Prospectus:
Trading Symbol	MFBJX
MFS Corporate Bond Fund | B
Prospectus:
Trading Symbol	MFBBX
MFS Corporate Bond Fund | C
Prospectus:
Trading Symbol	MFBCX
MFS Corporate Bond Fund | I
Prospectus:
Trading Symbol	MBDIX
MFS Corporate Bond Fund | R1
Prospectus:
Trading Symbol	MFBGX
MFS Corporate Bond Fund | R2
Prospectus:
Trading Symbol	MBRRX
MFS Corporate Bond Fund | R3
Prospectus:
Trading Symbol	MFBHX
MFS Corporate Bond Fund | R6
Prospectus:
Trading Symbol	MFBKX
MFS Limited Maturity Fund | I
Prospectus:
Trading Symbol	MQLIX
MFS Limited Maturity Fund | A
Prospectus:
Trading Symbol	MQLFX
MFS Limited Maturity Fund | R4
Prospectus:
Trading Symbol	MQLJX
MFS Limited Maturity Fund | B
Prospectus:
Trading Symbol	MQLBX
MFS Limited Maturity Fund | C
Prospectus:
Trading Symbol	MQLCX
MFS Limited Maturity Fund | R1
Prospectus:
Trading Symbol	MQLGX
MFS Limited Maturity Fund | R2
Prospectus:
Trading Symbol	MLMRX
MFS Limited Maturity Fund | R3
Prospectus:
Trading Symbol	MQLHX
MFS Limited Maturity Fund | R6
Prospectus:
Trading Symbol	MQLKX
MFS Municipal Limited Maturity Fund | A
Prospectus:
Trading Symbol	MTLFX
MFS Municipal Limited Maturity Fund | B
Prospectus:
Trading Symbol	MTLBX
MFS Municipal Limited Maturity Fund | C
Prospectus:
Trading Symbol	MTLCX
MFS Municipal Limited Maturity Fund | I
Prospectus:
Trading Symbol	MTLIX
MFS Municipal Limited Maturity Fund | R6
Prospectus:
Trading Symbol	MTLRX
MFS Total Return Bond Fund | A
Prospectus:
Trading Symbol	MRBFX
MFS Total Return Bond Fund | R4
Prospectus:
Trading Symbol	MRBJX
MFS Total Return Bond Fund | B
Prospectus:
Trading Symbol	MRBBX
MFS Total Return Bond Fund | C
Prospectus:
Trading Symbol	MRBCX
MFS Total Return Bond Fund | I
Prospectus:
Trading Symbol	MRBIX
MFS Total Return Bond Fund | R1
Prospectus:
Trading Symbol	MRBGX
MFS Total Return Bond Fund | R2
Prospectus:
Trading Symbol	MRRRX
MFS Total Return Bond Fund | R3
Prospectus:
Trading Symbol	MRBHX
MFS Total Return Bond Fund | R6
Prospectus:
Trading Symbol	MRBKX